ACCOUNTS PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

NOTE E – ACCOUNTS PAYABLE

Accounts payable consist of the following at:

	March 31, 2023 (Unaudited)	December 31, 2022
August 1, 2018 Default Judgment payable to Ohio vendor	$32,832	$32,832
January 14, 2019 Default Judgment payable to Tennessee customer	423,152	423,152
January 24, 2019 Default judgment payable to Florida vendor	31,631	31,631
Other vendors of materials and services	2,380,559	2,390,290
Credit card obligations	211,306	212,306

Total	$3,079,480	$3,090,211

Most of the accounts payable relate to services performed by subcontractors prior to the cessation of our waste broker business on August 7, 2018. In many cases, these subcontractors have subsequently reached agreements with our former customers to continue the provision of services to such customers.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three months ended March 31, 2023 and 2022

(Unaudited)

NOTE F – ACCOUNTS PAYABLE

Accounts payable consist of the following at:

	December 31, 2022	December 31, 2021
August 1, 2018 Default Judgment payable to Ohio vendor	$32,832	$32,832
January 14, 2019 Default Judgment payable to Tennessee customer	423,152	423,152
January 24, 2019 Default judgment payable to Florida vendor	31,631	31,631
Other vendors of materials and services	2,390,290	2,390,849
Credit card obligations	212,306	220,306

Total	$3,090,211	$3,098,770

Most of the accounts payable relate to services performed by subcontractors prior to the cessation of our waste brokering business on August 7, 2018. In many cases, these subcontractors have subsequently reached agreements with our former customers to continue the provision of services to such customers.